Note Transfers of financial assets and servicing assets (Quantitative and qualitative information) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commercial
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	$ 12,043,019	$ 11,488,861
Principal amount 60 days or more past due	290,759	305,281
Net credit losses (recoveries)	85,715	56,552
Construction
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	779,449	880,029
Principal amount 60 days or more past due	13,848	170
Net credit losses (recoveries)	4,452	(2,630)
Legacy
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	25,949	32,980
Principal amount 60 days or more past due	3,072	3,456
Net credit losses (recoveries)	(2,032)	(1,730)
Leasing
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	934,773	809,990
Principal amount 60 days or more past due	5,140	4,464
Net credit losses (recoveries)	6,030	6,770
Mortgages
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	8,620,667	8,891,107
Principal amount 60 days or more past due	1,315,384	2,193,772
Net credit losses (recoveries)	66,209	76,235
Consumer
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	5,489,441	3,810,527
Principal amount 60 days or more past due	117,775	101,666
Net credit losses (recoveries)	122,170	105,655
Loans Securitized Sold
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	1,333,987	1,488,305
Principal amount 60 days or more past due	129,443	497,304
Net credit losses (recoveries)	394	1,051
Loans Held-for-Sale
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	51,422	132,395
Principal amount 60 days or more past due	0	872
Net credit losses (recoveries)	0	0
Loans Held In Portfolio
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	26,507,889	24,810,068
Principal amount 60 days or more past due	1,616,535	2,176,239
Net credit losses (recoveries)	$ 282,150	242,649
Covered Under Loss Sharing Agreements With F D I C [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned		517,274
Principal amount 60 days or more past due		65,606
Net credit losses (recoveries)		$ 2,848